Unaudited interim condensed consolidated statements of cash flows - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Statement of cash flows [abstract]
Net income	SFr 47.7	SFr 63.5
Share-based compensation	8.5	1.8
Employee benefit expenses	(1.7)	0.8
Depreciation and amortization	28.0	20.0
Loss / (gain) on disposal of assets	0.4	1.5
Interest income and expenses	(3.8)	1.2
Net exchange differences	35.3	(60.5)
Income taxes	(2.9)	14.1
Change in provisions	4.7	(8.8)
Change in working capital	(164.6)	(129.8)
Trade receivables	(84.3)	(53.4)
Inventories	(60.0)	(74.6)
Trade payables	(20.3)	(1.8)
Change in other current assets / liabilities	57.2	(24.0)
Interest received	6.1	1.4
Income taxes paid	(11.6)	(6.1)
Cash inflow / (outflow) from operating activities	3.3	(124.9)
Purchase of tangible assets	(19.0)	(23.7)
Purchase of intangible assets	(2.0)	(3.6)
Cash (outflow) from investing activities	(21.0)	(27.3)
Payments of lease liabilities	(10.2)	(6.8)
Proceeds on sale of treasury shares related to share-based compensation	5.7	20.5
Interest paid	(2.3)	(2.5)
Cash inflow / (outflow) from financing activities	(6.7)	11.2
Change in net cash and cash equivalents	(24.3)	(141.0)
Net cash and cash equivalents at January 1	371.0	653.1
Net impact of foreign exchange rate differences	(9.6)	45.6
Net cash and cash equivalents at June 30	SFr 337.1	SFr 557.7